Consolidated condensed statements of financial position - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Non-current assets
Contracted concessional assets	$ 8,389,508	$ 8,549,181
Investments carried under the equity method	54,777	53,419
Financial investments	65,386	52,670
Deferred tax assets	152,205	136,066
Total non-current assets	8,661,876	8,791,336
Current assets
Inventories	18,912	18,924
Trade and other receivables	241,412	236,395
Financial investments	243,025	240,834
Cash and cash equivalents	654,618	631,542
Total current assets	1,157,967	1,127,695
Total assets	9,819,843	9,919,031
Equity attributable to the Company
Share capital	10,022	10,022
Parent company reserves	1,992,859	2,029,940
Other reserves	71,040	95,011
Accumulated currency translation differences	(89,016)	(68,315)
Retained earnings	(456,549)	(449,274)
Non-controlling interest	136,647	138,728
Total equity	1,665,003	1,756,112
Non-current liabilities
Long-term corporate debt	423,921	415,168
Long-term project debt	4,769,119	4,826,659
Grants and other liabilities	1,653,323	1,658,126
Related parties	28,434	33,675
Derivative liabilities	305,138	279,152
Deferred tax liabilities	227,261	211,000
Total non-current liabilities	7,407,196	7,423,780
Current liabilities
Short-term corporate debt	273,624	268,905
Short-term project debt	307,233	264,455
Trade payables and other current liabilities	151,463	192,033
Income and other tax payables	15,324	13,746
Total current liabilities	747,644	739,139
Total equity and liabilities	$ 9,819,843	$ 9,919,031